Convertible debenture (Narrative) (Details) - CAD ($)			12 Months Ended
	Dec. 13, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 12, 2021	Jun. 08, 2021
Disclosure of detailed information about borrowings [line items]
Amount of debt coverted					$ 185,734
Interest accrued						$ 1,567	$ 17,883
Warrant [Member]
Disclosure of detailed information about borrowings [line items]
Amount of debt coverted					18,275
Unsecured Convertible Debenture [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	$ 3,000,000	$ 1,000,000
Amount of debt coverted	2,640,000
Prepaid interest	$ 360,000
Borrowings, interest rate	12.00%	12.00%
Maturity term of debentures	matures 36 months from the date of issuance on January 11, 2027	June 30, 2026	three years
Convertible debt, conversion price per unit	$ 1.25	$ 1.25
Discount rate of debentures			13.50%
Residual value			$ 37,219
Accretion expense			25,415	$ 0	0
Interest expense on debentures			72,586	0	0
Description of conversion of debt to equity	The debenture holder can convert all or any portion of the outstanding principal amount into common shares	The debenture holder can convert all or any portion of the outstanding principal amount into common shares
Unsecured Convertible Debenture [Member] | Warrant [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued upon conversion of convertible debentures	900,000	460,000
Warrant exercise price per share	$ 1.3	$ 1.3
Maturity date of warrants	January 11, 2027	June 30, 2026
Derivative Liability [Member]
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued			$ 1,027,427	0	$ 0
Maturity term of debentures			three years
Expected volatility			65.13%
Risk-free interest rate			3.57%
Annualized volatility rate			7.28%
Fair value of the derivative liability			$ 1,171,660	$ 0
Transactions costs			$ 87,781